SIGNIFICANT EVENTS DURING THE REPORTING PERIOD (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands, ₪ in Millions													1 Months Ended	6 Months Ended
		Jun. 03, 2026 CAD ($)	Jun. 03, 2026 USD ($)	May 07, 2026 CAD ($) $ / shares shares	May 07, 2026 USD ($)	Apr. 06, 2026 CAD ($) $ / shares shares	Apr. 06, 2026 USD ($)	Jan. 20, 2026 CAD ($) $ / shares shares	Jan. 20, 2026 USD ($)	Jan. 07, 2026 CAD ($) $ / shares shares	Jan. 07, 2026 USD ($)	Dec. 31, 2025 CAD ($)	Mar. 31, 2025 CAD ($)	Jun. 30, 2026 CAD ($) $ / shares shares		Jun. 30, 2026 USD ($) shares	Jun. 18, 2026 CAD ($)	May 07, 2026 USD ($) $ / shares shares	Apr. 06, 2026 USD ($) $ / shares shares	Apr. 03, 2026 CAD ($) $ / shares shares	Apr. 03, 2026 USD ($) $ / shares shares	Jan. 26, 2026	Jan. 21, 2026	Jan. 20, 2026 USD ($) $ / shares shares	Jan. 07, 2026 USD ($) $ / shares shares	Mar. 31, 2025 ILS (₪)	Dec. 31, 2024 CAD ($)
Significant Events During Reporting Period [Line Items]
Loan granted | $												$ 15,269		$ 12,065													$ 15,611
Common shares issued upon convertible notes converted | shares														8,225,907		8,225,907
Conversion fair value measurement liabilities														$ 3,370	[1]	$ 2,441
Conversion fair value average exercise price														$ 0.297
Common shares issued upon warrants exercised | shares														2,181,931		2,181,931
Common shares issued upon partial exercise of warrants | $														$ 853
Partial exercise price of warrants														$ 0.39
Slil.com Holding Ltd. [Member]
Significant Events During Reporting Period [Line Items]
Retained liabilities | $																	$ 7,500
Additional liabilities | $																	$ 3,000
Convertible Note [Member]
Significant Events During Reporting Period [Line Items]
Borrowings, interest rate																						8.00%	14.00%
Beneficial ownership cap														4.99%
Fair value of immediate expenses | $														$ 2,571
First Purchase Agreement [Member] | Convertible Note [Member]
Significant Events During Reporting Period [Line Items]
Variable price per share																									$ 1.47
Floor price per share																									$ 0.29
First Purchase Agreement [Member] | Institutional Investor [Member] | Convertible Note [Member]
Significant Events During Reporting Period [Line Items]
Notional amount										$ 2,108															$ 1,710
Proceeds from issuing shares										687	$ 500
Settlement of financial liability										$ 1,423															$ 1,039
Description of conversion										convertible into the Company’s common shares, no par value per share, at a purchase price equal to 90% of the Subscription Amount	convertible into the Company’s common shares, no par value per share, at a purchase price equal to 90% of the Subscription Amount
Warrants to purchase common shares | shares										228,150															228,150
Exercise price of warrants										$ 3.45
Period of common share commencing issuance date										5 years	5 years
Second Purchase Agreement [Member]
Significant Events During Reporting Period [Line Items]
Conversion fair value measurement liabilities | $	[1]													$ 962
Second Purchase Agreement [Member] | Monte Carlo Pricing Model [Member]
Significant Events During Reporting Period [Line Items]
Risk-free interest rate														3.91%
Expected volatility														133.67%
Expected term														1 year 6 months
Second Purchase Agreement [Member] | Convertible Note [Member]
Significant Events During Reporting Period [Line Items]
Notional amount								$ 973																$ 704
Proceeds from issuing shares								$ 875	$ 633
Description of conversion								convertible into the Company’s common shares at a purchase price equal to 90% of the Second Subscription Amount	convertible into the Company’s common shares at a purchase price equal to 90% of the Second Subscription Amount
Warrants to purchase common shares | shares								93,671																93,671
Exercise price of warrants								$ 3.45
Period of common share commencing issuance date								5 years	5 years
Variable price per share																								$ 1.38
Floor price per share																								$ 0.28
Third Purchase Agreement [Member]
Significant Events During Reporting Period [Line Items]
Conversion fair value measurement liabilities | $	[1]													$ 39
Third Purchase Agreement [Member] | Monte Carlo Pricing Model [Member]
Significant Events During Reporting Period [Line Items]
Risk-free interest rate														4.37%
Expected volatility														138.75%
Expected term						1 year 3 months								1 year 6 months					1 year 3 months
Third Purchase Agreement [Member] | Convertible Note [Member]
Significant Events During Reporting Period [Line Items]
Notional amount						$ 348													$ 250
Proceeds from issuing shares						$ 313	$ 225
Description of conversion						convertible into the Company’s common shares, at a purchase price equal to 90% of the Third Subscription Amount	convertible into the Company’s common shares, at a purchase price equal to 90% of the Third Subscription Amount
Warrants to purchase common shares | shares						272,861													272,861
Exercise price of warrants						$ 0.47
Period of common share commencing issuance date						5 years	5 years
Variable price per share																			$ 0.34
Floor price per share																			$ 0.07
Fourth Purchase Agreement [Member]
Significant Events During Reporting Period [Line Items]
Conversion fair value measurement liabilities | $	[1]													$ 0
Fourth Purchase Agreement [Member] | Monte Carlo Pricing Model [Member]
Significant Events During Reporting Period [Line Items]
Risk-free interest rate														4.28%
Expected volatility														141.87%
Expected term														1 year 6 months
Fourth Purchase Agreement [Member] | Convertible Note [Member]
Significant Events During Reporting Period [Line Items]
Notional amount				$ 409														$ 300
Proceeds from issuing shares				$ 368	$ 270
Description of conversion				convertible into the Company’s common shares at a purchase price equal to 90% of the Fourth Subscription Amount	convertible into the Company’s common shares at a purchase price equal to 90% of the Fourth Subscription Amount
Warrants to purchase common shares | shares				1,127,820														1,127,820
Exercise price of warrants				$ 0.36
Period of common share commencing issuance date				5 years	5 years
Variable price per share																		$ 0.27
Floor price per share																		$ 0.05
Fifth Purchase Agreement [Member]
Significant Events During Reporting Period [Line Items]
Conversion fair value measurement liabilities | $	[1]													$ 0
Fifth Purchase Agreement [Member] | Monte Carlo Pricing Model [Member]
Significant Events During Reporting Period [Line Items]
Risk-free interest rate														4.26%
Expected volatility														137.49%
Expected term														1 year 6 months
Fifth Purchase Agreement [Member] | Convertible Note [Member]
Significant Events During Reporting Period [Line Items]
Notional amount																				$ 311	$ 225
Proceeds from issuing shares		$ 281	$ 203
Description of conversion		convertible into the Company’s common shares at a purchase price equal to 90% of the Fifth Subscription Amount	convertible into the Company’s common shares at a purchase price equal to 90% of the Fifth Subscription Amount
Warrants to purchase common shares | shares																				781,250	781,250
Exercise price of warrants																				$ 0.4
Period of common share commencing issuance date		5 years	5 years
Variable price per share																					$ 0.29
Floor price per share																					$ 0.06
Note Purchase Agreement [Member]
Significant Events During Reporting Period [Line Items]
Conversion fair value measurement liabilities | $	[1]													$ 2,369
Note Purchase Agreement [Member] | Monte Carlo Pricing Model [Member]
Significant Events During Reporting Period [Line Items]
Risk-free interest rate														3.91%
Expected volatility														133.67%
Expected term														1 year 6 months
Note Purchase Agreement [Member] | Convertible Note [Member]
Significant Events During Reporting Period [Line Items]
Beneficial ownership cap														4.99%
Settlement Agreement [Member]
Significant Events During Reporting Period [Line Items]
Plaintiffs claim amount | $												90
Legal services fees | $												$ 420
Short-term loans [Member] | New Mizrahi Facility [Member]
Significant Events During Reporting Period [Line Items]
Loan granted													$ 2,146													₪ 5
Short-term loan one [Member] | New Mizrahi Facility [Member]
Significant Events During Reporting Period [Line Items]
Loan granted													$ 1,717													4
Loan maturity													extended as a loan with 5-month grace period, after which repayment is made in 31 monthly installments commencing September 21, 2025.
Loan interest rate basis													The principal loan bears an annual interest rate of P+2.9% to be paid monthly commencing April 20, 2025
Short-term loan two [Member] | New Mizrahi Facility [Member]
Significant Events During Reporting Period [Line Items]
Loan granted													$ 429													₪ 1
Loan maturity													extended as a credit line until March 12, 2026. In March 2026, the aforesaid credit line was extended until September 25, 2026

[1]	During the period of six months ended June 30, 2026, the Company issued 8,225,907 common shares upon partial conversion of Notes in total amount of US$2,441 thousand (approximately $3,370) at an average exercise price of US$0.297 per share. For more information regarding additional conversion of Notes, see Note 8B below